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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -------------

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Check here if Amendment [ ]; Amendment Number:
                                               ---------------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:             Highfields Capital Management LP
Address:          200 Clarendon Street, 51st Floor
                  Boston, MA 02116

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13F File Number                28-3499
                               -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth H. Colburn
Title:  Chief Operating Officer

Phone:  617-850-7500

Signature, Place and Date of Signing

/s/ Kenneth H. Colburn                Boston, Massachusetts     August 14, 2003
---------------------------------     ---------------------     ---------------

Report Type (Check only one.)

[X]  13F Holdings Report

[ ]  13F Notice

[ ]  13F Combination Report

List of other managers reporting for this manager:  None






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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  2
                                    -

Form 13F Information Table Entry Total:  128
                                         ---

Form 13F Information Table Value Total:  $2,894,250 (x 1000)
                                         -------------------

List of Other Included Managers:
         01     File Number 28-7618                  Jonathon S. Jacobson
         02     File Number 28-7616                  Richard L. Grubman

                Highfields Capital Management LP,
                Mr. Jacobson and Mr. Grubman share investment discretion with respect to the reported securities.


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FORM 13F

Page 2 of 4        Name of Reporting Manager Highfields Capital Management LP
                                             --------------------------------

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
             Item 1:       Item 2:        Item 3:     Item 4:             Item 5:           Item 6:    Item 7:           Item 8:
             -------       -------        -------     -------   -------------------------   -------    -------           -------
                                                                 SHARES OR
                                                        VALUE    PRINCIPAL    SH/    PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS  CUSIP NUMBER   x$1000       AMOUNT    PRN    CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
3M Co                        COM         88579Y101      3,869       30,000    SHRS    PUT    OTHER      01/02             X
Adtran Inc                   COM         00738A106        826       16,000    SHRS    PUT    OTHER      01/02             X
Affiliated Computer
  Systems                    CL A        008190100     83,677    1,829,800    SHRS    PUT    OTHER      01/02             X
Allied Cap Corp              COM         01903Q108      2,310      100,000    SHRS    PUT    OTHER      01/02             X
Allmerica Finl Corp          COM         019754100      3,442      191,350    SHRS           OTHER      01/02             X
Amazon Com Inc               COM          23135106     24,952      687,000    SHRS    PUT    OTHER      01/02             X
Amerada Hess Corp            COM          23551104      2,349       50,000    SHRS   CALL    OTHER      01/02             X
American Elec Pwr Inc        COM          25537101      2,983      100,000    SHRS    PUT    OTHER      01/02             X
AOL Time Warner Inc          COM         00184A105    249,792   15,524,700    SHRS           OTHER      01/02             X
Aramark Corp                 CL B        038521100    120,752    5,385,899    SHRS           OTHER      01/02             X
AT&T Wireless Svcs Inc       COM         00209A106      3,092      376,647    SHRS           OTHER      01/02             X
Bank of America Corp         COM         060505104      7,903      100,000    SHRS    PUT    OTHER      01/02             X
Barrick Gold Corp            COM         067901108     20,214    1,129,300    SHRS           OTHER      01/02             X
Biovail Corp                 COM         09067J109      2,071       44,000    SHRS    PUT    OTHER      01/02             X
BJ Svcs Co                   COM         055482103      1,494       40,000    SHRS           OTHER      01/02             X
BP Plc                  Sponsored ADR    055622104      4,807      114,400    SHRS           OTHER      01/02             X
Bristol Myers
  Squibb Co                  COM         110122108      1,358       50,000    SHRS   CALL    OTHER      01/02             X
Cardinal Health Inc          COM         14149Y108      3,215       50,000    SHRS    PUT    OTHER      01/02             X
Carmax                       COM         143130102     25,353      840,900    SHRS           OTHER      01/02             X
CheckFree Corp               COM         162813109     30,862    1,102,199    SHRS           OTHER      01/02             X
CheckFree Corp               COM         162813109      1,400       50,000    SHRS    PUT    OTHER      01/02             X
Chicos Fas Inc               COM         168615102      1,053       50,000    SHRS   CALL    OTHER      01/02             X
ChoicePoint Inc              COM         170388102     10,356      300,000    SHRS           OTHER      01/02             X
Ciena Corp                   COM         171779101        467       90,000    SHRS           OTHER      01/02             X
Circuit City Store Inc       COM         172737108        880      100,000    SHRS   CALL    OTHER      01/02             X
Cit Group Inc                COM         125581108      5,177      210,000    SHRS    PUT    OTHER      01/02             X
Citigroup Inc                COM         172967101     50,598    1,182,200    SHRS           OTHER      01/02             X
Citigroup Inc          W Exp 99/99/999   172967127      2,920    2,863,100    SHRS           OTHER      01/02             X
City Investing Co
  Liq Tr                UNIT BEN INT     177900107      1,121      586,900    SHRS           OTHER      01/02             X
Clorox Co                    COM         189054109      2,133       50,000    SHRS    PUT    OTHER      01/02             X
Cmgi Inc                     COM         125750109        333      199,419    SHRS           OTHER      01/02             X
Comcast Corp                 CL A        20030N101     16,977      562,511    SHRS           OTHER      01/02             X
Computer Sciences Corp       COM         205363104      1,906       50,000    SHRS   CALL    OTHER      01/02             X
ConocoPhillips               COM         20825C104     21,553      393,300    SHRS           OTHER      01/02             X
ConocoPhillips               COM         20825C104      2,740       50,000    SHRS   CALL    OTHER      01/02             X
Costco Whsl Corp             COM         22160K105      1,830       50,000    SHRS    PUT    OTHER      01/02             X
Cree Inc                     COM         225447101      2,026      124,700    SHRS           OTHER      01/02             X
Cree Inc                     COM         225447101      8,125      500,000    SHRS    PUT    OTHER      01/02             X
Danaher Corp                 COM         235851102      3,403       50,000    SHRS    PUT    OTHER      01/02             X
Disney Walt Co               COM         254687106      1,975      100,000    SHRS   CALL    OTHER      01/02             X
Dominion Res Inc             COM         25746U109      5,399       84,000    SHRS    PUT    OTHER      01/02             X
Doral Finl Corp              COM         25811P100      2,233       50,000    SHRS    PUT    OTHER      01/02             X
Duke Energy Corp             COM         264399106        998       50,000    SHRS    PUT    OTHER      01/02             X
EBAY Inc                     COM         278642103     31,200      300,000    SHRS           OTHER      01/02             X
EBAY Inc                     COM         278642103      5,200       50,000    SHRS   CALL    OTHER      01/02             X
El Paso Corp                 COM         28336L109      2,334      288,855    SHRS           OTHER      01/02             X
El Paso Elec Co              COM         283677854     57,379    4,653,600    SHRS           OTHER      01/02             X
Expeditors Intl
  Wash Inc                   COM         302130109      1,723       50,000    SHRS    PUT    OTHER      01/02             X
Exxon Mobil Corp             COM         30231G102     22,623      630,000    SHRS           OTHER      01/02             X
Exxon Mobil Corp             COM         30231G102      3,591      100,000    SHRS   CALL    OTHER      01/02             X
Factset Resh Sys Inc         COM         303075105      2,203       50,000    SHRS    PUT    OTHER      01/02             X
Fastenal Co                  COM         311900104     23,156      679,469    SHRS           OTHER      01/02             X
Federal Natl Mtg Assn        COM         313586109      6,670       98,900    SHRS           OTHER      01/02             X
Federal Natl Mtg Assn        COM         313586109     80,928    1,200,000    SHRS    PUT    OTHER      01/02             X
Florida East
  Coast Inds                 CL B        340632207      5,410      217,249    SHRS           OTHER      01/02             X
Forest Labs Inc              COM         345838106      1,369       25,000    SHRS    PUT    OTHER      01/02             X
General Elec Co              COM         369604103      4,302      150,000    SHRS   CALL    OTHER      01/02             X
General Mtrs Corp            CL H        370442832    180,595   14,098,000    SHRS           OTHER      01/02             X
Globalsantafe Corp           COM         G3930E101      1,634       70,000    SHRS   CALL    OTHER      01/02             X
Halliburton Co               COM         406216101     12,420      540,000    SHRS           OTHER      01/02             X
Idec Pharmaceuticals
  Corp                       COM         449370105     19,558      575,224    SHRS           OTHER      01/02             X
Intergraph Corp              COM         458683109     52,012    2,460,339    SHRS           OTHER      01/02             X
Intermune Inc                COM         45884X103      8,055      500,000    SHRS           OTHER      01/02             X
Internet Cap Group
  Inc                  Note 5.500%12/2   46059CAA4     19,920   49,337,000    PRN            OTHER      01/02             X
Intl Paper Co                COM         460146103      1,465       41,000    SHRS           OTHER      01/02             X
Investment Technology
  GRP NE                     COM         46145F105        930       50,000    SHRS   CALL    OTHER      01/02             X
IPC Hldgs Ltd                COM         G4933P101      5,187      154,847    SHRS           OTHER      01/02             X
IShares TR                MSCI JAPAN     464286848      1,018      140,000    SHRS           OTHER      01/02             X
IShares TR              S&P SMLCAP 600   464287804     11,612      105,900    SHRS           OTHER      01/02             X
Ivax Corp                    COM         465823102        714       40,000    SHRS   CALL    OTHER      01/02             X
Janus Cap Group Inc          COM         47102X105    322,079   19,638,987    SHRS           OTHER      01/02             X
Juniper Networks Inc         COM         48203R104     24,317    1,950,000    SHRS    PUT    OTHER      01/02             X
King Pharmaceuticals
  Inc                        COM         495582108     11,917      807,400    SHRS           OTHER      01/02             X
Kraft Foods Inc              CL A        50075N104     15,302      470,100    SHRS           OTHER      01/02             X
Lakes Entmnt Inc             COM         51206P109      4,199      525,549    SHRS           OTHER      01/02             X
Lehman Bros Hldgs Inc        COM         524908100      2,659       40,000    SHRS   CALL    OTHER      01/02             X
Lennar Corp                  CL A        526057104      2,145       30,000    SHRS    PUT    OTHER      01/02             X
Liberty Media Corp        COM SER A      530718105      1,734      150,000    SHRS   CALL    OTHER      01/02             X
Limited Brands Inc           COM         532716107     23,458    1,513,400    SHRS           OTHER      01/02             X
Lowes Cos Inc                COM         548661107      2,148       50,000    SHRS   CALL    OTHER      01/02             X
Mandalay Resort Group        COM         562567107      9,555      300,000    SHRS    PUT    OTHER      01/02             X
MGM Mirage                   COM         552953101     17,965      525,600    SHRS           OTHER      01/02             X
Mony Group Inc               COM         615337102     51,170    1,898,700    SHRS           OTHER      01/02             X
Moore Wallace Inc            COM         615857109     41,900    2,854,200    SHRS           OTHER      01/02             X
Nasdaq 100 TR             UNIT SER 1     631100104     45,425    1,516,700    SHRS           OTHER      01/02             X
Newell Rubermaid Inc         COM         651229106      5,656      202,000    SHRS    PUT    OTHER      01/02             X
Newhall Land &
  Farming Co            Depositary REC   651426108     76,657    2,534,100    SHRS           OTHER      01/02             X
Patterson Dental Co          COM         703412106        590       13,000    SHRS    PUT    OTHER      01/02             X
PeopleSoft Inc               COM         712713106     14,737      837,802    SHRS           OTHER      01/02             X
P F Changs China
  Bistro Inc                 COM         69333Y108     55,878    1,135,500    SHRS    PUT    OTHER      01/02             X
Pfizer Inc                   COM         717081103      1,366       40,000    SHRS   CALL    OTHER      01/02             X
Procter & Gamble Co          COM         742718109      8,918      100,000    SHRS    PUT    OTHER      01/02             X
Prudential Finl Inc          COM         744320102     99,022    2,942,700    SHRS           OTHER      01/02             X
Ralcorp Hldgs Inc            COM         751028101     35,144    1,408,000    SHRS           OTHER      01/02             X
Readers Digest Assn
  Inc                        COM         755267101    112,254    8,327,431    SHRS           OTHER      01/02             X
Ryland Group Inc             COM         783764103      2,776       40,000    SHRS    PUT    OTHER      01/02             X
Sappi Ltd                  Spon ADR      803069202     11,143      902,300    SHRS           OTHER      01/02             X
Schwab Charles Corp          COM         808513105        626       62,000    SHRS           OTHER      01/02             X
Sealed Air Corp          PFD CV A $2     81211K209     20,890      410,000    PRN            OTHER      01/02             X
Sears Roebuck & Co           COM         812387108      9,261      275,300    SHRS           OTHER      01/02             X
Sears Roebuck & Co           COM         812387108     18,502      550,000    SHRS    PUT    OTHER      01/02             X
Semiconductor HLDRS TR     DEP RCPT      816636203     15,590      550,300    SHRS           OTHER      01/02             X
Shaw Communications
  Inc                     CL B CONV      82028K200     30,608    2,275,700    SHRS           OTHER      01/02             X
Shaw Group Inc               COM         820280105      5,102      423,410    SHRS           OTHER      01/02             X
Sigma Aldrich Corp           COM         826552101      2,173       40,000    SHRS    PUT    OTHER      01/02             X
Silicon Graphics Inc   Note 5.250% 9/0   827056AC6     53,878   67,558,000    PRN            OTHER      01/02             X
Silicon Graphics Inc         COM         827056102     18,737   16,435,720    SHRS           OTHER      01/02             X
Smithfield Foods Inc         COM         832248108     94,465    4,121,490    SHRS           OTHER      01/02             X
Southwest Airls Co           COM          84474108      1,720      100,000    SHRS   CALL    OTHER      01/02             X
St Jude Med Inc              COM         790849103      4,888       85,000    SHRS    PUT    OTHER      01/02             X
Starbucks Corp               COM         855244109      2,455      100,000    SHRS    PUT    OTHER      01/02             X
Station Casinos Inc          COM         857689103     50,500    2,000,000    SHRS           OTHER      01/02             X
Synopsys Inc                 COM         871607107      3,097       50,000    SHRS    PUT    OTHER      01/02             X
Too Inc                      COM         890333107     13,235      653,600    SHRS           OTHER      01/02             X
Trizec Properties Inc        COM         89687P107     11,945    1,050,575    SHRS           OTHER      01/02             X
United Parcel Service
  Inc                        CL B        911312106     17,836      280,000    SHRS    PUT    OTHER      01/02             X
US Bancorp Del               COM         902973304      1,225       50,000    SHRS    PUT    OTHER      01/02             X
Veritas Software Co          COM         923436109      1,444       50,374    SHRS           OTHER      01/02             X
Verizon Communications       COM         92343V104      1,973       50,000    SHRS    PUT    OTHER      01/02             X
Wachovia Corp                COM         929903102      3,996      100,000    SHRS    PUT    OTHER      01/02             X
Waddell & Reed Finl
  Inc                        CL A        930059100    124,891    4,865,244    SHRS           OTHER      01/02             X
Walgreen Co                  COM         931422109        753       25,000    SHRS    PUT    OTHER      01/02             X
Wal Mart Stores Inc          COM         931142103      5,367      100,000    SHRS    PUT    OTHER      01/02             X
Waste Mgmt Inc               COM         94106L109      1,132       47,000    SHRS           OTHER      01/02             X
Weatherford Intl Ltd         COM         G95089101      7,175      175,000    SHRS           OTHER      01/02             X
Weyerhaeuser Co              COM         962166104      5,400      100,000    SHRS    PUT    OTHER      01/02             X
White Mtns Ins
  Group Ltd                  COM         G9618E107     59,473      157,345    SHRS           OTHER      01/02             X
Win Dixie Stores Inc         COM         974280109      1,676      136,186    SHRS           OTHER      01/02             X
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